UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave.
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
May 31, 2018

Validea Market Legends ETF
Ticker: VALX

Validea Market Legends ETF

Validea Market Legends ETF

Dear Validea Market Legends ETF Shareholders,

Thank you for your investment in the Validea Market Legends ETF (“VALX”), referred to herein as “the Fund”. The information presented in this letter relates to the performance of the Fund during the six-month period ended May 31st, 2018 (the “Period”).

The Fund is a passively managed ETF that invests in equity securities selected using Validea Capital’s proprietary investment system, which is based on our interpretation of the published investment strategies of Wall Street legends. In total, Validea Capital runs over 20 distinct fundamentally-based investment approaches, and the Fund is comprised of 100 stocks using 10 distinct “guru”-based models that utilize a wide variety of investment styles, including value, growth, momentum and income. Of the ten unique strategies, the Fund maintains a value investing bias and most of the Fund holdings tend to be in the small and mid-capitalization areas of the market. These portfolio characteristics, which we believe have the potential to be positive contributors to the long term performance of the Fund, have influenced the Fund’s performance in the current fiscal year as discussed below.

Fund and Individual Stock Performance

Over the Period, the Fund returned 3.75% on a market price basis and 3.55% at NAV. The Fund’s top five positions as of 5/31/2018 were USANA Health Sciences, Callaway Golf, Moelis & Co., Urban Outfitters and Five Below Inc.

For comparison purposes, the S&P 500 index, on a total return basis, was up 3.16% for the Period, while the Russell 2000 total index was up 6.47% over the Period.

According to Morningstar, the Fund has approximately 79% of its holdings in medium, small and microcap companies. In addition, the Fund’s holdings carry a Price-to-Earnings ratio of 11.6 and a Price-to-Book ratio of 1.6. As the data shows, the Fund continues to maintain a small cap company and value stock bias as these are the areas where our strategies are finding the most value. The Fund’s smaller cap bias has been a net positive for performance during the period reported while the value stock orientation has been a detraction from returns.

In March of this year the Fund converted from an actively managed fund to an index-based fund. The Fund, which now seeks to track the Validea Market Legends Index, can take advantage of the benefits of being a passively managed fund.

We thank you for putting your investment in the Validea Market Legends ETF and for putting your trust in our guru-based investing system and strategies.

Sincerely,

John P. Reese
Chief Executive Officer, Adviser to the Fund

Validea Market Legends ETF

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice. Must be preceded or accompanied by a current prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investing involves risk. Principal loss is possible. The Validea Market Legends ETF has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Fund invests in foreign and emerging markets securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large-capitalization companies. While the Fund is a Diversified Fund, diversification does not guarantee a profit or protect from loss in a declining market. The Adviser relies heavily on proprietary quantitative models as well as information and data supplied by third parties. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

Value investing is subject to the risk that intrinsic values of investments may not be recognized by the broad market or that their prices may decline. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The S&P 500 Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.

Price-to-Earnings Ratio is the ratio of valuing a company that measures its current share price relative to its per-share earnings.

Price-to-Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The indexes do not reflect any management fees, transaction costs, or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Validea Capital Management, LLC is the Adviser to the Validea Market Legends ETF which is distributed by Quasar Distributors, LLC.

Validea Market Legends ETF

PORTFOLIO ALLOCATION
As of May 31, 2018 (Unaudited)

Percent of
Sector	Net Assets
Manufacturing	35.6%
Finance and Insurance	16.2
Retail Trade	13.2
Mining, Quarrying, and Oil and Gas Extraction	5.9
Wholesale Trade	5.4
Information	5.3
Professional, Scientific, and Technical Services	5.2
Transportation and Warehousing	3.7
Real Estate and Rental and Leasing	3.4
Administrative and Support and Waste Management
and Remediation Services	2.7
Accommodation and Food Services	0.8
Management of Companies and Enterprises	0.8
Utilities	0.8
Construction	0.6
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.2
Total	100.0%

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 96.9%

	Accommodation and Food Services – 0.8%
14,231	Bojangles’, Inc. (a)	$210,619

	Administrative and Support and Waste
	Management and Remediation Services – 2.7%
4,252	ASGN, Inc. (a)	327,404
9,604	Kelly Services, Inc.	215,225
2,498	ManpowerGroup, Inc.	224,820
		767,449

	Construction – 0.6%
9,089	Tutor Perini Corporation (a)	179,962

	Finance and Insurance – 14.3%
32,754	Banco Bilbao Vizcaya Argentaria S.A. – ADR	225,348
6,698	Bank of New York Mellon Corporation	366,715
9,200	BofI Holding, Inc. (a)	379,132
4,313	E*TRADE Financial Corporation (a)	273,229
3,443	Federal Agricultural Mortgage Corporation	321,955
9,688	Grupo Supervielle S.A. – ADR	166,343
8,956	H&R Block, Inc.	245,842
8,010	Moelis & Company	474,592
10,592	Old Republic International Corporation	222,220
5,348	Prudential plc – ADR	258,736
1,338	SVB Financial Group (a)	417,630
1,729	UnitedHealth Group, Inc.	417,571
4,514	Walker & Dunlop, Inc.	253,326
		4,022,639

	Information – 4.5%
22,928	Entercom Communications Corporation	157,057
27,139	Gannett Company, Inc.	286,859
18,376	Mobile TeleSystems PJSC – ADR	176,042
9,156	MSG Networks, Inc. (a)	176,711
3,145	Qualys, Inc. (a)	242,008
8,474	TEGNA, Inc.	87,875
20,954	Turkcell Iletisim Hizmetleri AS – ADR	139,973
		1,266,525

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Management of Companies and Enterprises – 0.8%
5,381	ServisFirst Bancshares, Inc.	$226,056

	Manufacturing – 35.6%
47,912	AU Optronics Corporation – ADR	207,938
10,299	Axcelis Technologies, Inc. (a)	218,854
25,296	Callaway Golf Company	479,106
2,691	China Petroleum & Chemical Corporation – ADR	262,238
9,921	Concert Pharmaceuticals, Inc. (a)	202,686
13,558	Corcept Therapeutics, Inc. (a)	250,823
5,312	Cutera, Inc. (a)	223,104
4,303	Deluxe Corporation	286,322
8,881	Embraer S.A. – ADR	213,677
14,994	HP, Inc.	330,318
1,941	Inogen, Inc. (a)	354,601
3,634	InterDigital, Inc.	286,541
1,793	IPG Photonics Corporation (a)	432,597
21,943	LG Display Company, Ltd. – ADR (a)	225,355
4,966	Magna International, Inc.	318,172
6,061	Methode Electronics, Inc.	243,349
4,710	Micron Technology, Inc. (a)	271,249
9,059	Newell Brands, Inc.	213,611
38,181	Oclaro, Inc. (a)	326,829
3,644	Oshkosh Corporation	265,101
84,132	PDL BioPharma, Inc. (a)	224,632
3,401	POSCO – ADR	268,441
2,942	Reliance Steel & Aluminum Company	275,283
2,057	Sanderson Farms, Inc.	201,339
6,810	Skechers U.S.A., Inc. (a)	197,899
14,777	Steelcase, Inc.	212,789
15,283	Super Micro Computer, Inc. (a)	368,320
2,470	Taro Pharmaceutical Industries, Ltd. (a)	293,856
2,965	Tech Data Corporation (a)	257,392
6,942	Ternium S.A. – ADR	247,968
2,067	Thor Industries, Inc.	191,404
15,081	Ultra Clean Holdings, Inc. (a)	265,727
2,191	United Therapeutics Corporation (a)	233,517
5,932	Universal Forest Products, Inc.	218,179

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Manufacturing (Continued)
5,147	USANA Health Sciences, Inc. (a)	$602,199
15,810	Verso Corporation (a)	319,836
		9,991,252

	Mining, Quarrying, and Oil and Gas Extraction – 5.9%
3,415	Arch Coal, Inc.	280,576
7,175	BHP Billiton plc – ADR	328,472
10,224	Teck Resources, Ltd.	277,786
26,322	Vale S.A. – ADR	357,979
58,275	W&T Offshore, Inc. (a)	399,184
		1,643,997

	Professional, Scientific, and Technical Services – 5.2%
10,372	Convergys Corporation	245,194
15,519	Interpublic Group of Companies, Inc.	350,729
7,894	Kinsale Capital Group, Inc.	418,066
7,393	NetScout Systems, Inc. (a)	199,611
3,257	Omnicom Group, Inc.	234,765
		1,448,365

	Real Estate and Rental and Leasing – 3.4%
10,920	AGNC Investment Corporation #	205,514
27,048	Annaly Capital Management, Inc. #	282,111
12,288	New Residential Investment Corporation #	219,710
7,992	Park Hotels & Resorts, Inc. #	257,502
		964,837

	Retail Trade – 13.2%
2,114	Children’s Place, Inc.	272,178
3,683	CVS Health Corporation	233,465
9,370	Dick’s Sporting Goods, Inc.	342,942
6,389	Five Below, Inc. (a)	451,766
5,954	Foot Locker, Inc.	321,337
8,585	Genesco, Inc. (a)	375,165
9,635	Hibbett Sports, Inc. (a)	254,846
1,727	McKesson Corporation	245,130
8,462	United Natural Foods, Inc. (a)	385,698
10,881	Urban Outfitters, Inc. (a)	451,997

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Retail Trade (Continued)
6,566	Weis Markets, Inc.	$358,044
		3,692,568

	Transportation and Warehousing – 3.7%
23,256	Corporacion America Airports S.A. (a)	277,677
5,172	Delta Air Lines, Inc.	279,546
9,656	Marten Transport, Ltd.	220,157
6,418	Werner Enterprises, Inc.	251,586
		1,028,966

	Utilities – 0.8%
31,621	Cia de Saneamento Basico do
	Estado de Sao Paulo – ADR	217,236

	Wholesale Trade – 5.4%
2,309	Acuity Brands, Inc.	273,039
2,748	AmerisourceBergen Corporation	225,721
9,658	Gentherm, Inc. (a)	341,893
3,531	Paycom Software, Inc. (a)	372,415
9,673	Schnitzer Steel Industries, Inc.	301,314
		1,514,382
	TOTAL COMMON STOCKS (Cost $24,070,666)	27,174,853

	PREFERRED STOCKS – 1.7%

	Finance and Insurance – 0.9%
21,624	Itau Unibanco Holdings S.A. – ADR	249,757

	Information – 0.8%
19,820	Telefonica Brasil S.A.	238,831
	TOTAL PREFERRED STOCKS (Cost $529,433)	488,588

	CLOSED-END FUNDS – 1.0%

	Finance and Insurance – 1.0%
15,939	Ares Capital Corporation	269,050
	TOTAL CLOSED-END FUNDS (Cost $254,491)	269,050

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	SHORT-TERM INVESTMENTS – 0.2%
71,530	Morgan Stanley Institutional Liquidity Funds –
	Treasury Portfolio 1.61%*	$71,530
	TOTAL SHORT-TERM INVESTMENTS (Cost $71,530)	71,530
	TOTAL INVESTMENTS – 99.8% (Cost $24,926,120)	28,004,021
	Other Assets in Excess of Liabilities – 0.2%	47,848
	NET ASSETS – 100.0%	$28,051,869

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
#	Real Estate Investments Trust ("REIT")
*	Rate shown is the annualized seven-day yield as of May 31, 2018.
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2018 (Unaudited)

ASSETS
Investments in securities, at value (Cost $24,926,120)	$28,004,021
Receivable for securities sold	1,476,415
Dividends and interest receivable	57,184
Total assets	29,537,620

LIABILITIES
Payable for securities purchased	1,467,851
Management fees payable	17,900
Total liabilities	1,485,751

NET ASSETS	$28,051,869

Net assets consist of:
Paid-in capital	$24,774,995
Undistributed (accumulated) net investment income (loss)	109,135
Accumulated net realized gain (loss) on investments	89,838
Net unrealized appreciation (depreciation) of investments	3,077,901
Net assets	$28,051,869

Net asset value:
Net assets	$28,051,869
Shares outstanding^	950,000
Net asset value, offering and redemption price per share	$29.53

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENT OF OPERATIONS
For the Six-Months Ended May 31, 2018 (Unaudited)

INCOME
Dividends (net of foreign taxes withheld of $7,870)	$254,293
Interest	1,113
Total investment income	255,406

EXPENSES
Management fees	104,104
Total expenses	104,104
Net investment income (loss)	151,302

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	589,308
Change in unrealized appreciation (depreciation) on investments	150,435
Net realized and unrealized gain (loss) on investments	739,743
Net increase (decrease) in net assets
resulting from operations	$891,045

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	May 31, 2018	Year Ended
	(Unaudited)	November 30, 2017
OPERATIONS
Net investment income (loss)	$151,302	$247,541
Net realized gain (loss) on investments	589,308	3,442,656
Change in unrealized appreciation
depreciation) on investments	150,435	(852,752)
Net increase (decrease) in net assets
resulting from operations	891,045	2,837,445

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(238,986)	(189,722)
Total distributions to shareholders	(238,986)	(189,722)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	2,949,420	1,362,805
Payments for shares redeemed	(1,448,400)	—
Net increase (decrease) in net
assets derived from capital
share transactions (a)	1,501,020	1,362,805
Net increase (decrease) in net assets	$2,153,079	$4,010,528

NET ASSETS
Beginning of period/year	$25,898,790	$21,888,262
End of period/year	$28,051,869	$25,898,790
Undistributed (accumulated) net
investment income (loss)	$109,135	$196,819

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	May 31, 2018	Year Ended
	(Unaudited)	November 30, 2017
	Shares	Shares
Subscriptions	100,000	50,000
Redemptions	(50,000)	—
Net increase (decrease)	50,000	50,000

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six-Months
	Ended		Year Ended	Year Ended	Period Ended
	May 31, 2018		November 30,	November 30,	November 30,
	(Unaudited)		2017	2016	2015(1)
Net asset value,
beginning of period/year	$28.78		$25.75	$24.21	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment
income (loss)(2)	0.17		0.28	0.15	0.05
Net realized and
unrealized gain (loss)
on investments	0.85		2.97	1.45	(0.84)
Total from
investment operations	1.02		3.25	1.60	(0.79)

DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from:
Net investment income	(0.27)		(0.22)	(0.06)	—
Total distributions	(0.27)		(0.22)	(0.06)	—

Net asset value,
end of period/year	$29.53		$28.78	$25.75	$24.21

Total return	3.55	%(3)	12.69%	6.65%	(3.16	)%(3)

SUPPLEMENTAL DATA:
Net assets at end
of period/year (000’s)	$28,052		$25,899	$21,888	$23,000

RATIOS TO AVERAGE
NET ASSETS:
Expenses to
average net assets	0.79	%(4)	0.79%	0.79%	0.79	%(4)
Net investment income (loss)
to average net assets	1.15	%(4)	1.04%	0.66%	0.22	%(4)

Portfolio turnover rate(5)	49	%(3)	133%	124%	103	%(3)

(1)	Commencement of operations on December 9, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Validea Market Legends ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). On April 1, 2018 the Fund switched from an actively managed fund to a passively managed fund that now follows the Validea Market Legends Index, a rules-based index substantially similar to the quantitative investment methodology applicable to the Fund. The investment objective of the Fund is to track the performance, before fees and expenses, of the Validea Market Legends Index. The Fund commenced operations on December 9, 2014.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited) (Continued)

term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited) (Continued)

fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$27,174,853	$—	$—	$27,174,853
Preferred Stocks	488,588	—	—	488,588
Closed-End Funds	269,050	—	—	269,050
Short-Term Investments	71,530	—	—	71,530
Total Investments
in Securities	$28,004,021	$—	$—	$28,004,021

^ See Schedule of Investments for breakout of investments by sector.

Transfers between levels are recognized at the end of the reporting period. During the six-months ended May 31, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of December 1, 2017	$—
Accrued discounts/premiums	$—
Realized gain (loss)	$3,450
Change in net unrealized appreciation (depreciation)	$—
Purchases	$—
(Sales)	$(3,450)
Transfer in/(out) of Level 3	$—
Balance as of May 31, 2018	$—

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited) (Continued)

will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal year end, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gain on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited) (Continued)

Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to May 31, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Validea Capital Management, LLC. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian, transfer agent, and  fund accountants. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s Custodian.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited) (Continued)

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the six-months ended May 31, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $12,771,494 and $12,815,907, respectively.

During the six-months ended May 31, 2018, there were no purchases or sales of U.S. Government securities.

During the six-months ended May 31, 2018, in-kind transactions associated with creations were $2,899,868 and redemptions were $1,360,734.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount of character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investments income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the six-months ended May 31, 2018.

The tax character of distributions paid by the Fund during the six-months ended May 31, 2018 and the year ended November 30, 2017 were as follows:

	Six-Months Ended	Year Ended
	May 31, 2018	November 30, 2017
Ordinary Income	$238,986	$189,722

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes as of May 31, 2018 was as follows+:

Investments
Tax cost of investments	$24,926,120
Gross tax unrealized appreciation	4,033,812
Gross tax unrealized depreciation	(955,911)
Total unrealized appreciation/(depreciation)	$3,077,901

+
Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current period. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

As of November 30, 2017, the Fund’s components of accumulated earnings (losses) for income tax purposes were as follows:

Total unrealized appreciation (depreciation)	$2,839,717
Undistributed ordinary income	196,819
Undistributed long term capital gains	—
Total distributable earnings	196,819
Other accumulated gain/(loss)	(411,721)
Total accumulated gain/(loss)	$2,624,815

As of November 30, 2017, the Fund had no post-October capital losses or late-year ordinary losses.

As of November 30, 2017, the Fund had a short-term capital loss carryforward of $411,721. This amount does not have an expiration date. During the year ended November 30, 2017, the Fund utilized $3,415,279 of its capital loss carryforward.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited) (Continued)

participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in capital shares transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Validea Market Legends ETF

EXPENSE EXAMPLE
For the Six-Months Ended May 31, 2018 (Unaudited)

As a shareholder of Validea Market Legends ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 – May 31, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 1, 2017	May 31, 2018	During the Period(1)
Actual	$1,000.00	$1,035.50	$4.01
Hypothetical (5% annual	$1,000.00	$1,020.99	$3.98
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 182 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Validea Market Legends ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 18, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between Validea Capital Management, LLC (the “Adviser”) and the Trust, on behalf of the Validea Market Legends ETF (the “Fund” or “VALX”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to VALX. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

Validea Market Legends ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to VALX, such as monitoring adherence to VALX’s investment restrictions and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance. The Board noted that it had received information regarding VALX’s performance as of December 31, 2017, in the Materials. The Board noted that for the one-year, three-year, and since inception periods ended December 31, 2017, VALX had significantly underperformed its benchmark indices but noted that VALX would soon become a passively-managed fund and the relevant consideration in the future would be the extent to which the Fund tracked its index before fees and expenses.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for VALX and compared it to the universe of US Fund Mid-Cap Blend ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that while the expense ratio for VALX was higher than the median of its Category Peer Group, the Board noted that the Category Peer Group contained a significant number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

The Board took into consideration that the advisory fee for VALX was a “unified fee,” meaning that the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying VALX’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with VALX, taking into account analyses of the Adviser’s profitability with respect to the Fund. The Board noted that it intends to monitor fees as VALX grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Validea Market Legends ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.valideafunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.valideafunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.valideafunds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trades on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.valideafunds.com.

 (This Page Intentionally Left Blank.)

Adviser
Validea Capital Management, LLC
363 Ridgewood Rd
West Hartford, Connecticut  06107

Index Provider
Validea Capital Management, LLC
363 Ridgewood Rd
West Hartford, Connecticut  06107

Distributor
Quasar Distributors, LLC
777 East Wisconsin Street, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin  53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004

Validea Market Legends ETF
Symbol – VALX
CUSIP – 26922A883

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principle financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    7/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    7/25/2018

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    7/25/2018